Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
CURRENT ASSETS
Cash and cash equivalents (notes 3 and 4)	$ 20,780	$ 18,752
Restricted cash	39	37
Short-term investments (notes 3 and 5)	29,186	29,054
Accounts receivable, net	18,784	16,430
Inventories (note 6)	19,523	12,588
Prepaid expenses and other current assets (note 7)	2,087	2,548
Total current assets	90,399	79,409
LONG-TERM INVESTMENTS (notes 8)	992	992
PROPERTY AND EQUIPMENT, NET (notes 9 and 10)	23,611	17,266
OTHER ASSETS (note 11)	3,340	4,369
TOTAL ASSETS	118,342	102,036
CURRENT LIABILITIES
Accounts payable	9,175	7,995
Income tax payable	307	272
Lease liabilities (note 10)	1,076	865
Accrued expenses and other current liabilities (note 12)	5,773	5,934
Total current liabilities	16,331	15,066
LONG-TERM LIABILITIES
Accrued pension liabilities (note 14)	147	177
Deferred income tax liabilities (note 13)	537	545
Lease liabilities (note 10)	1,775	2,091
Other liabilities	68	68
Total long-term liabilities	2,527	2,881
Total liabilities	18,858	17,947
COMMITMENTS AND CONTINGENCIES (notes 17 and 18)
SHAREHOLDERS’ EQUITY
Preference shares at $0.00002 par value per share; Authorized – 250,000,000 shares;	0	0
Ordinary shares at $0.00002 par value per share; Authorized – 4,750,000,000 shares; Issued – 1,669,036,600 shares as of December 31, 2021 and 2020, respectively Outstanding – 1,424,760,750 and 1,361,886,000 shares as of December 31, 2021 and 2020, respectively	33	33
Additional paid-in capital	143,540	143,422
Accumulated deficits	(35,158)	(46,744)
Accumulated other comprehensive income	5,873	5,740
Treasury stock – 244,275,850 and 307,150,600 shares as of December 31, 2021 and 2020, respectively	(14,804)	(18,362)
Total shareholders’ equity	99,484	84,089
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	$ 118,342	$ 102,036